SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:	SIGNIFICANT ACCOUNTING POLICIES

The Company purchases certain services and products used by it to generate revenues in its projects and sales from several sole suppliers. Although there are only a limited number of manufacturers of those particular services and products, management believe that other suppliers could provide similar services and products on comparable terms without affecting operating results.

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”).

a.	Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

Most of the revenues of the Company and its subsidiaries are received in U.S. dollars. In addition, a substantial portion of the costs of the Company and its subsidiaries are incurred in U.S. dollars. Therefore, management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and its subsidiaries is the U.S. dollar.

Transactions and balances denominated in U.S. dollars are presented at their original amounts. Monetary accounts denominated in currencies other than the dollar are re-measured into dollars in accordance with ASC No. 830, "Foreign Currency Matters". All transaction gains and losses from the re-measurement of monetary balance sheet items are reflected in the statements of operations as financial income or financial expenses as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Material intercompany transactions and balances were eliminated upon consolidation. Material profits from intercompany sales, not yet realized outside the group, were also eliminated.

d.	Cash and cash equivalents:

The Company considers unrestricted short-term highly liquid investments originally purchased with maturities of three months or less to be cash equivalents.

e.	Restricted Cash:

Restricted cash held in interest bearing saving accounts which are used as a security for the Company's Israeli facility leasehold bank guarantee, and as a security for ongoing terms of the contracts with existing customers and commercial tenders guarantees.

f.	Allowance for doubtful accounts:

The allowance for doubtful accounts is determined with respect to specific amounts the Company has determined to be doubtful of collection. In determining the allowance for doubtful accounts, the Company considers, among other things, its past experience with such customers and the information available regarding such customers.

g.	Inventories:

Inventories are stated at the lower of cost or net realizable value. Inventory write-offs are mainly provided to cover risks arising from slow-moving items or technological obsolescence. Cost is determined for all types of inventory using the moving average cost method.

h.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation.

Depreciation is computed using the straight-line method, over the estimated useful lives, at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 20
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

i.	Intangible assets:

Intangible assets that are not considered to have an indefinite useful life are amortized using units of production and the straight-line basis over their estimated useful lives, as noted below. Recoverability of these assets is measured by a comparison of the carrying amount of the asset to the undiscounted future cash flows expected to be generated by the assets. If the assets are considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired assets.

Intangible assets and their useful lives are as follows:

Useful Life (in Years)

Customers relationships & Other	Between 4.5-13 (mainly 13)
IP & Technology	Between 4-15 (mainly 15)
Capitalized software development costs	Between 4-5

As of December 31, 2017, and 2016 no impairment losses were identified.

Acquisition-related intangible assets:

The Company accounts for its business combinations in accordance with ASC 805 “Business Combinations” and with ASC 350-20 “Goodwill and Other Intangible Assets” (“ASC 350-20”). ASC 805-10 specifies the accounting for business combinations and the criteria for recognizing and reporting intangible assets apart from goodwill.

Acquisition-related intangible assets result from the Company’s acquisitions of businesses accounted for under the purchase method and consist of the value of identifiable intangible assets including developed software products, brand and patents, as well as goodwill. Goodwill is the amount by which the acquisition cost exceeds the fair values of identifiable acquired net assets on the date of purchase. Acquisition-related intangible assets are reported at cost, net of accumulated amortization.

j.	Goodwill:

The Company’s goodwill reflects the excess of the consideration paid or transferred including the fair value of contingent consideration over the fair values of the identifiable net assets acquired. The goodwill impairment test is performed by evaluating an initial qualitative assessment of the likelihood of impairment. If this step indicates that the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the impairment test is performed.

In step one of the impairment test, the Company compares the fair value of the reporting unit to the carrying value of the reporting unit. If the fair value of the reporting unit exceeds the carrying value of the net assets allocated to that unit, goodwill is not impaired, and no further testing is required. If the fair value is less than the carrying value of the reporting unit, then the second step of the impairment test is performed to measure the amount of the impairment.

In the second step, the reporting unit’s fair value is allocated to all the assets and liabilities of the reporting unit, including any unrecognized intangible assets, in a hypothetical analysis that simulates the business combination principles to derive an implied goodwill value. If the implied fair value of the reporting unit’s goodwill is less than its carrying value, the difference is recorded as impairment.

For the years ended December 31, 2017 and 2016 the Company performed an annual impairment analysis and no impairment losses have been identified.

k.	Impairment of long-lived assets and intangible assets:

The Company’s long-lived assets and certain identifiable intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the asset exceeds the fair value of the asset.

l.	Long lived assets held for sale:

The company accounted for its long lived assets held for sale under ASC 360-10 ("Impairment or disposal of Long-lived Assets").

Under management decision, the patents acquired under Alvarion Ltd. and Safend Ltd. acquisitions during 2016, were not intended for internal use by the Company, and thus accounted for as Long lived assets held for sale. During 2016, the Company negotiated with several customers to enter into direct sales agreement for these patents. During 2017, following management decision, the Company elected to enter into engagements with several brokers for the purpose of marketing and sale of those patents. Realization costs of the patents are immaterial.

For the years ended December 31, 2017 and 2016 the Company did not identify any triggers for impairment.

m.	Accrued severance pay and severance pay fund:

The liabilities of the Company for severance pay of its Israeli employees are calculated pursuant to Israel’s Severance Pay Law. Employees are entitled to one month’s salary for each year of employment, or portion thereof. The Company’s liability for all its employees is presented under “accrued severance pay”. The Company deposits on a monthly basis to severance pay funds and insurance policies. The value of these policies is presented as an asset on the Company’s balance sheet.

The deposited funds include accrued income up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the Company’s obligation pursuant to Israel’s Severance Pay Law or labor agreements.

Severance expenses for the years ended December 31, 2017, 2016 and 2015 amounted to $860, $876 and $607, respectively.

n.	Revenue recognition:

The Company and its subsidiaries generate their revenues from the sale of products, licensing, maintenance, royalties and long term contracts (including training and installation).

Sales of Products
Product sales are recognized in accordance with ASC 605-10, when persuasive evidence of an agreement exists, delivery of the product has occurred or services have been rendered, the fee is fixed or determinable, collectability is reasonably assured, and inconsequential or perfunctory performance obligations remain. If the product requires specific customer acceptance, revenue is deferred until customer acceptance occurs or the acceptance provision lapses.

The Company is not obligated to accept returned products or issue credit for returned products, unless a product return has been approved by the Company in advance and according to specific terms and conditions. As of December 31, 2017, the Company had allowance for customer returns at an insignificant amount.

Warranty period is usually 12 months. Based primarily on historical experience, the Company does not provide for warranty costs when revenue is recognized, since such costs are not material.

Rendering of Service
Revenue from logistics services is recognized when the services are rendered. Revenues from maintenance services are recognized over the term of the contracts. Where services are provided in stages, revenue is recognized using the percentage-of-completion method based on the actual service provided as a proportion of the total services to be performed.

Revenue from long-term contracts
The Company recognized certain long-term contract revenues in accordance with ASC Topic 605-35, “Construction-Type and Production-Type Contracts”. Pursuant to ASC Topic 605-35, revenues from these contracts are recognized under the percentage-of-completion method. The Company measures the percentage-of-completion based on output or input criteria, such as contract milestones, percentage of engineering completion or number of units shipped, as applicable to each contract. Provisions for estimated losses on uncompleted contracts are made during the period in which such losses are first identified, in the amount of the estimated loss on the entire contract.

The Company’s management believes that the use of the percentage of completion method is appropriate in these cases since most of our contracts specify milestones achievements in details, as to allow determination of progress made towards completion. In addition, the Company’s contracts include provisions that clearly specify the enforceable rights of the parties to the contract, the consideration to be exchanged and the manner and terms of settlement.

In all cases, the Company expects to perform its contractual obligations and the parties are expected to satisfy their obligations under the contract.

Software Licensing and Maintenance
The company applies software revenue recognition in accordance to ASC 985-650 to all transactions except those where no software is involved. Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable and collectability is reasonably assured. Persuasive evidence is generally a binding purchase order or license agreement.  Delivery occurs when product is delivered via a license key for our license upgrade agreements.

o.	Revenue recognition (cont.):

For arrangements with multiple elements, including software licenses, maintenance and/or services, revenue is allocated and deferred in amounts equivalent to the vendor specific objective evidence (“VSOE”) of fair value for the undelivered elements. VSOE of fair value is based upon the price for which the undelivered element is sold separately. Safend was unable to determine VSOE for its PCS and as a result revenues from licenses are recognized pro-ratably over the PCS term.

Revenues from maintenance services are recognized over the term of the contracts.

p.	Research and development costs and software development costs:

Research and development costs are expensed as incurred. Software development costs eligible for capitalization are accounted for in accordance with 985-20 Software — Costs of Software to be Sold, Leased or Marketed. Capitalization of software development costs for products to be sold to third parties begins upon the establishment of technological feasibility and ceases when the product is available for general release. Amortization is calculated and provided over the estimated economic life of the software, using the straight-line method. Amortization commences when developed software is available for general release to clients.

The estimated useful life of capitalized software development costs is between 4 to 5 years.

q.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC Topic 740, “Income Taxes”. This Statement prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws, that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company accounts for uncertain tax positions in accordance with ASC Topic 740-10, which prescribes detailed guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in an enterprise’s financial statements. According to ASC Topic 740-10, tax positions must meet a more-likely-than-not recognition and measurement threshold. The Company’s accounting policy is to classify interest and penalties relating to uncertain tax positions under income taxes, however the Company did not recognize such items in its fiscal 2017, 2016 and 2015 financial statements.

ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, requires a reporting entity to classify all deferred tax assets and liabilities as noncurrent in a classified balance sheet. As of December 31, 2017, the Company adopted in a retrospective method the new Income Tax guidelines, stating all deferred tax assets and liabilities need be presented as non-current in the balance sheet.

r.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash deposits and trade receivables. The Company’s trade receivables are derived from sales to customers located primarily in Eastern Europe, Africa, the United States and South America. The Company performs ongoing credit evaluations of its customers’ financial condition. The allowance for doubtful accounts is determined with respect to specific debts that the Company has determined to be doubtful of collection.

Cash and cash equivalents and restricted cash deposits are deposited with major banks in Israel and the United States. Management believes that such financial institutions are financially sound and, accordingly, minimal credit risk exists with respect to these financial instruments. The Company has no significant off-balance-sheet concentration of credit risk.

s.	Basic and diluted earnings per share:

Basic earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus the dilutive potential of stock options and warrants outstanding during the year using the treasury stock method.

The numbers of potential shares from the conversion of options and warrants that have been excluded from the calculation were 351,056, 333,526, and 392,124 for the years ended December 31, 2017, 2016 and 2015, respectively.

t.	Fair value of financial instruments:

The Company applies ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820"), pursuant to which fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company.

Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The carrying amounts of cash and cash equivalents, restricted cash, short-term bank deposits, other accounts receivable, trade payable, and other accounts payable and accrued expenses approximate their fair values due to the short-term maturities of such instruments.

The Company measures its earn-out liability at fair value (see also Note 11).

u.	Accounting for stock-based compensation:

Stock-based compensation, including grants of stock options, is recognized in the consolidated statement of operations over the requisite service period as an operating expense, based on the fair value of the award on the date of grant. The fair value of stock-based compensation is estimated using an option-pricing model.

The Company elected to recognize compensation costs for awards conditioned only on continued service that have a graded vesting schedule using the straight-line method and to value the awards based on the single-option award approach.

The Company accounts for forfeitures as they occur.

v.	Treasury Shares:

Treasury shares are recorded at cost and presented as a reduction of shareholders' equity.

w.	Recent accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers ("the Standard"). The Standard provides companies with a single model for recognizing revenue arising from contracts with customers and supersedes current revenue recognition guidance, including industry-specific revenue guidance. The core principle of the model is to recognize revenue when control of the goods or services transfers to the customer. The new disclosure requirements will provide information about the nature, amount, timing and uncertainty of revenue and cash flows from revenue contracts with customers. The Standard is effective for annual and interim reporting periods beginning after December 15, 2017. Entities have the option of using either a full retrospective or modified retrospective approach for adopting this Standard. Under the modified approach, which the Company has elected, the Company will recognize the cumulative effect of initially applying the guidance with an adjustment to the opening balance of retained earnings in the first quarter of 2018.

The Company is in its final stage of assessment of the Standard's impact on its consolidated financial statements. The Company identified certain areas that may be affected, including identifying new performance obligations, as well as assessing the existence of significant financing components in some of its transactions. In addition, the Company expects to capitalize certain incremental costs of obtaining contracts.

For its software license transactions - the Company would recognize revenue for the software license performance obligation upon delivery of the license to the customer, rather than ratably over the service period.

For the Company's long term contracts, which are currently accounted for under the Percentage of Completion Method, the Company is still evaluating whether the control of the goods or services are transferred to the customer over time or at a point in time.

For those contracts for which it is determined that the performance obligation creates an asset with no alternative use and the Company has the right for payment to the work completed to date, revenue would be recognized over time, in a manner similar to current accounting. However, if determined otherwise for one or more contracts, revenue from those contracts would be recognized at a point in time, and revenue would be deferred compared to current accounting.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (ASU 2016-15), which is intended to reduce the existing diversity in practice in how certain cash receipts and cash payments are classified in the statement of cash flows. In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows, Restricted Cash (Topic 230) (ASU 2016-18), which requires the inclusion of restricted cash with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. ASU 2016-15 and ASU 2016-18 are both effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years, provided that all of the amendments are adopted in the same period. The amendments will be applied using a retrospective transition method to each period presented.

The Company does not expect that the adoption of this standard will have a material impact on its consolidated financial statements and related disclosures.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which supersedes ASC 840, Leases. This ASU requires lessees to recognize a right-of-use asset and lease liability on the balance sheet for most leases, whereas currently only financing-type lease liabilities (capital leases) are recognized on the balance sheet. In addition, the definition of a lease has been revised with respect to when an arrangement conveys the right to control the use of the identified asset under the arrangement, which may result in changes to the classification of an arrangement as a lease. The ASU does not significantly change the lessees’ recognition, measurement and presentation of expenses and cash flows from the previous accounting standard. Lessors’ accounting under the ASU is largely unchanged from the previous accounting standard. The ASU expands the disclosure requirements of lease arrangements. Under current guidance, lessees and lessors will use a modified retrospective transition approach, which requires application of the new guidance at the beginning of the earliest comparative period presented in the year of adoption. The guidance is effective for interim and annual reporting periods beginning after December 15, 2018, with early adoption permitted.

The Company is currently evaluating the effect that the standard will have on its consolidated financial statements and related disclosures.

In January 2016, the FASB issued ASU 2016-13, “Financial Instruments – Credit Losses on Financial Instruments”, which requires that expected credit losses relating to financial assets measured on an amortized cost basis and available for sale debt securities be recorded through an allowance for credit losses. ASU 2016-13 limits the amount of credit losses to be recognized for available for sale debt securities to the amount by which carrying value exceeds fair value and also requires the reversal of previously recognized credit losses if fair value increases. The new standard will be effective for interim and annual periods beginning after January 1, 2020, and early adoption is permitted.

The Company is currently evaluating whether to early adopt this standard and the potential effect on its consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04, Simplifying the Test for Goodwill Impairment. Under the new standard, goodwill impairment would be measured as the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying value of goodwill. This ASU eliminates existing guidance that requires an entity to determine goodwill impairment by calculating the implied fair value of goodwill by hypothetically assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination.

The guidance is effective for fiscal years beginning after December 15, 2019 with early adoption permitted. The Company is currently evaluating the effect that the standard will have on its consolidated financial statements and related disclosures.

In May 2017, the FASB issued ASU 2017-09, Compensation - Stock Compensation (Topic 718): Scope of Modification Accounting. The ASU amends the scope of modification accounting for share-based payment arrangements, and provides guidance on the types of changes to the terms or conditions of share-based payment awards to which an entity would be required to apply modification accounting. The new guidance will allow companies to make certain changes to awards without accounting for them as modifications. It does not change the accounting for modifications. ASU 2017-09 is effective for annual reporting periods beginning after December 15, 2017, with early adoption permitted, including adoption in any interim period for which financial statements have not yet been issued.

The Company is currently evaluating the effect that the standard will have on its consolidated financial statements and related disclosures.

x.	Reclassifications

Certain reclassifications, including the separation of revenues and cost of revenue to products and services in accordance with Rules 5-03(b)(1) and (2) of Regulation S-X, have been made to the prior years’ financial statements to conform to the current year presentation. These reclassifications had no net effect on previously reported results of operations.